Offerings	Mar. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share ("Class A common stock") reserved for issuance under the Circle Internet Group, Inc. 2025 Omnibus Incentive Plan
Amount Registered | shares	12,114,406
Proposed Maximum Offering Price per Unit	88.42
Maximum Aggregate Offering Price	$ 1,071,155,778.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 147,926.61
Offering Note	(a) Pursuant to rule 416(a) under the Securities Act of 1933, as amended, this registration statement (the "Registration Statement") shall also cover any additional shares of Class A common stock that become issuable under the Circle Internet Group, Inc. 2025 Omnibus Incentive Plan and the Circle Internet Group, Inc. 2025 Employee Stock Purchase Plan as a result of any stock dividend, stock split, recapitalization, or other similar transaction. (b) Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of Circle Internet Group, Inc.'s Class A common stock as reported on the New York Stock Exchange on March 3, 2026, a date that is within five business days of the filing of this Registration Statement (c) Rounded up to the nearest cent.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance under the Circle Internet Group, Inc. 2025 Employee Stock Purchase Plan
Amount Registered | shares	2,422,881
Proposed Maximum Offering Price per Unit	88.42
Maximum Aggregate Offering Price	$ 214,231,138.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,585.32
Offering Note	See footnote 1.